Derivative financial instruments - Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations including the effect on the income statement and OCI (Details) - Barclays Bank Group [member] - GBP (£)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Hedge ineffectiveness recognised in the income statement	£ (127)	£ (63)	£ 71,000,000
Financial assets at amortised cost [member] | Interest rate risk [member] | Cash flow hedges [member] | Loans and advances [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	191,000,000
Balance in cash flow hedge reserve for continuing hedges	61,000,000
Balance in foreign currency reserve for continuing hedges	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	88,000,000
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	189,000,000
Hedge ineffectiveness recognised in the income statement	£ (57,000,000)
Line item in the statement of comprehensive used to recognised ineffectiveness	Net interest income